Investment Strategy - Inside Ownership 100 ETF	May 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund ("ETF") that uses a passive management (or indexing) approach to seek to track the performance, before fees and expenses, of the Inside Ownership 100 Index (the "Index"). The Index measures the performance of shares owned by insiders as a group and, using the S&P 500
®
as the eligible universe filter, selects and weights the 100 companies with the highest "inside ownership" value (subject to an insider-shares cap) and rebalances quarterly.
The Index is the property of Inside Ownership Index Inc. (the "Index Owner" or "Index Sponsor"), which is responsible for the Index methodology (including selection criteria, constituent determination, and weighting methodology).
Inside Ownership Index Inc. has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index.
The Index
I. Eligible Universe
The Index's eligible universe consists of the S&P 500
®
universe (i.e., the constituents of the S&P 500
®
, as determined by S&P Dow Jones Indices) and is intended to provide exposure to U.S. companies meeting the S&P 500's market-cap and eligibility standards. S&P 500
®
eligibility standards generally include, among other criteria, market-cap thresholds, liquidity, and financial viability/profitability requirements.
II. Constituent Selection
From the S&P 500
®
universe, the Index identifies and ranks companies based on the value of shares owned by insiders. Specifically, the Index determines the number of shares owned by insiders as reported in each company's DEF 14A proxy filing, applies a cap such that insider shares used in the calculation are limited to a maximum of 5% of total shares outstanding, and then multiplies that capped insider share count by the company's share price to compute the "value" used for selection and weighting. On a quarterly basis, the Index selects the 100 companies with the highest "value" as calculated above (the "Constituents").
III. Weighting
Constituents are initially weighted proportionally based on the value of insider ownership (i.e., the capped insider share amount multiplied by share price), such that issuers with larger insider ownership receive higher weights in the Index. For purposes of the insider-ownership calculation, total insider shares are capped at 5% of total shares outstanding, which the Index Sponsor describes as intended to reduce over-concentration risk and to comply with U.S. tax law for passive indexing. If the initial proportional weights would result in any single constituent representing more than 24% of the Index, or if the aggregate weight of constituents representing more than 4.9% of the Index would exceed 49%, the Index applies a rules-based, mathematical concentration reduction process. This process proportionally scales the insider-ownership value inputs across all constituents and reweights the Index on a pro rata basis until the applicable concentration constraints are satisfied. The process is applied uniformly, without discretion, does not alter constituent selection or rank order, and does not result in the addition or removal of constituents.
IV. Rebalancing
The Index is reconstituted and rebalanced quarterly. At each quarterly rebalance, insider share data (sourced from DEF 14A proxy filings) is refreshed, the Index identifies the 100 companies with the highest value under the methodology, and weights are reset proportionally across the Constituents, subject to the concentration reduction process described above, if applicable.
Index Administration
Index Sponsor
: Inside Ownership Index Inc.
Calculation Agent:
S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC).
Bloomberg Ticker:
INSIDER

Return Type:
Total Return

Launch Date:
November 26, 2024
The Fund's Investment Strategy
The Fund seeks to achieve its investment objective by investing, under normal market conditions, in all (or substantially all) of the equity securities included in the Index in approximately the same proportions as the Index (a "replication" strategy). The Fund may also use financial instruments (such as swap contracts) that provide economic exposure to one or more Index constituents, and may hold cash and short-term U.S. government securities (and/or other cash equivalents) for liquidity, collateral, and portfolio management purposes.
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Inside Ownership company equities included in the Index and/or in financial instruments that collectively provide exposure to Inside Ownership companies represented in the Index.
The Fund generally expects to use a full replication strategy. However, the Fund may use a representative sampling approach when full replication is not practical due to factors such as the number
or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. When using a sampling approach, the Fund will seek to hold a portfolio of securities with aggregate characteristics (including risk and return profiles, market capitalization, and sector weightings) that are consistent with those of the Index.
If the Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund is classified as non-diversified under the Investment Company Act of 1940.